Debt Instruments Eligible as Capital (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Debt Instruments Eligible to Compose Capital	R$ 19,626,967	R$ 19,537,618	R$ 19,641,408
Tier I 01 [Member]
IfrsStatementLineItems [Line Items]
Debt instruments eligible to compose capital issuance	nov-18
Debt instruments eligible to compose capital maturity	No Term (Perpetual)
Debt instruments eligible to compose capital issuance value	1,250
Debt instruments eligible to compose capital interest rate (p.a)	7.250%
Debt Instruments Eligible to Compose Capital	R$ 6,116,218	6,591,740	7,050,080
Tier I I [Member]
IfrsStatementLineItems [Line Items]
Debt instruments eligible to compose capital issuance	nov-18
Debt instruments eligible to compose capital maturity	nov/28
Debt instruments eligible to compose capital issuance value	1,250
Debt instruments eligible to compose capital interest rate (p.a)	6.125%
Debt Instruments Eligible to Compose Capital		6,580,937	7,038,527
Tier I I 02 [Member]
IfrsStatementLineItems [Line Items]
Debt instruments eligible to compose capital issuance	nov-21
Debt instruments eligible to compose capital maturity	nov-31
Debt instruments eligible to compose capital issuance value	5,300
Debt instruments eligible to compose capital interest rate (p.a)	CDI+2%
Debt Instruments Eligible to Compose Capital	R$ 7,072,124	6,133,677	5,351,046
Tier I I 03 [Member]
IfrsStatementLineItems [Line Items]
Debt instruments eligible to compose capital issuance	dez-21
Debt instruments eligible to compose capital maturity	dez-31
Debt instruments eligible to compose capital issuance value	200
Debt instruments eligible to compose capital interest rate (p.a)	CDI+2%
Debt Instruments Eligible to Compose Capital	R$ 266,647	R$ 231,264	R$ 201,755
Tier I I 04 [Member]
IfrsStatementLineItems [Line Items]
Debt instruments eligible to compose capital issuance	out-23
Debt instruments eligible to compose capital maturity	out-33
Debt instruments eligible to compose capital issuance value	6,000
Debt instruments eligible to compose capital interest rate (p.a)	CDI+1,6%
Debt Instruments Eligible to Compose Capital	R$ 6,171,978